Related Party Transactions	6 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions

Note 28 Related party transactions

During the six months ended December 31, 2022 there were the following related party transactions:

(a)
On October 26, 2022, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and will vest on June 30, 2023:
a.
Tony Bellas (Director) – 69,995 share rights
b.
Andrew Liveris (Director) – 69,995 share rights
c.
Robert Cooper (Director) – 69,995 share rights
d.
Zhanna Golodryga (Director) – 69,995 share rights
e.
Robert Natter (Director) – 69,995 share rights
f.
Jean Oelwang (Director) – 69,995 share rights

An expense of $412,522 relating to these share rights has been recognized during the six-months ended December 31, 2022.

(b)
On October 26, 2022, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and vested immediately:
a.
Robert Natter (Director) – 7,263 share rights
b.
Jean Oelwang (Director) – 9,170 share rights

An expense of $31,932 relating to these share rights has been recognized during the six-months ended December 31, 2022.

(c)
On July 1, 2022, 2,275,400 performance rights were granted to Chris Burns as an LTI for the period July 1, 2022 to June 30, 2023. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $777,119 was recognized during the six months ended December 31, 2022 relating to these performance rights.
(d)
On July 1, 2022, 359,300 performance rights were granted to Rashda Buttar as an LTI for the period July 1, 2022 to June 30, 2023. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $122,712 was recognized during the six months ended December 31, 2022 relating to these performance rights.
(e)
On July 1, 2022, 482,441 performance rights were granted to Rashda Buttar as a true-up grant. Rashda Buttar has previously received a grant of performance rights upon being hired, however following the implementation of equity guidelines, a true-up grant was required to make her whole in relation to the new guidelines. The performance rights (convertible to ordinary shares on a 1:1 basis) vest annual in four equal tranches from July 1, 2023 through to July 1, 2026. All performance rights vest subject to continued employment. An expense of $197,860 was recognized during the six months ended December 31, 2022 relating to these performance rights.
(f)
On October 26, 2022, 778,400 performance rights were granted to Nick Liveris as an LTI for the period July 1, 2022 to June 30, 2023 and 667,831 performance rights for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2025. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $265,848 was recognized during the six months ended December 31, 2022, relating to these performance rights.
(g)
During the six months ended December 31, 2022, Phillips 66 were paid fees totaling $30,000 and issued share rights to the value of $68,758, for Ms Zhanna Golodryga services to the Company as a Director. Ms Zhanna Golodryga is not permitted to receive remuneration, including any equity incentives, in her personal capacity under the terms of her employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by Ms Zhanna Golodryga are paid directly to Phillips 66.

During the twelve months ended June 30, 2022 there were the following related party transactions:

(a)
On November 30, 2021, 800,000 performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Robert Natter, Chairman (200,000), Tony Bellas, non-executive Director (200,000), Chris Burns, CEO (200,000)
and Nick Liveris, CFO (200,000). The performance rights were formally approved by shareholders at the AGM on November 30,2021. The value of each performance right was determined to be AUD$11.95, with a vesting date of November 30, 2021. These performance rights were converted to shares on December 14, 2021. An expense of $6,829,664 was recognized for the twelve months ended June 30, 2022.
(b)
On November 30, 2021, the following Share rights were issued to non-executive Directors. The share rights are convertible to ordinary shares on a 1:1 basis, and vested on June 30, 2022:
a.
Tony Bellas (Director) – 66,000 share rights
b.
Andrew Liveris (Director) – 66,000 share rights
c.
Robert Cooper (Director) – 66,000 share rights
d.
Trevor St Baker (Director) – 66,000 share rights
e.
Greg Baynton (former Director) – 27,500 share rights
f.
Zhanna Golodryga (Director) – 17,549 share rights

An expense of $2,620,382 was recognized for the twelve months ended June 30, 2022.

(c)
On January 28, 2022, 1,412,000 performance rights were granted to Chris Burns as an LTI for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $1,277,099 was recognized for the twelve months ended June 30, 2022.
(d)
On January 28, 2022, 255,238 performance rights were granted to Rashda Buttar as an LTI for FY2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $230,853 was recognized for the twelve months ended June 30, 2022.
(e)
On January 28, 2022, 667,831 performance rights were awarded to Nick Liveris as an LTI for FY2022. The granting and issue of the performance rights is subject to shareholder approval which will be sought at the 2022 Annual General Meeting of Shareholders and the performance rights have not been issued at June 30, 2022. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on June 30, 2024. 50% of the performance rights vest subject to continued employment, and 50% vest subject to the achievement of performance conditions. An expense of $535,128 was recognized for the twelve months ended June 30, 2022.
(f)
During the twelve months ended June 30, 2022, Phillips 66 were paid fees totaling $43,146 and issued share rights to the value of $151,998, for Ms Zhanna Golodryga services to the Company as a Director. Ms Zhanna Golodryga is not permitted to receive remuneration, including any equity incentives, in her personal capacity under the terms of her employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by Ms Zhanna Golodryga are paid directly to Phillips 66.

There were no other related party transactions during the six months ended December 31, 2022, or prior fiscal years. For details of disclosures relating to key management personnel, see to Note 7 - Key Management Personnel Compensation.